Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment useful lives
Plant and machinery	3-10 years
Office and other equipment	3-10 years
Leases	Lease term

Schedule of estimated useful lives of intangible assets
Asset class	Useful life	Method

Software	3 years	Straight-line

Completed development technology	3 years	Straight-line

Customer relationships	10 years	Straight-line

Trade names	10 years	Straight-line